RELATED PARTY TRANSACTIONS - Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 29, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 0	€ 2
Amounts affecting cost of sales	(39)	(38)
Amounts affecting operating expenses	(7)	(9)
Total net amount affecting the Consolidated Income Statement	(46)	€ (45)
Amount due from	4		€ 4
Amounts payable	€ 25		€ 16